SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION	12 Months Ended
Dec. 31, 2018
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION [Abstract]
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION
NOTE 8:-	SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION

a.	Current liabilities:

	December 31,
	2017	2018

Director fees	$48	$16
Trade payables	61	57
Accrued expenses and other	200	227

	$309	$300

b.	Financial expenses, net

	Year ended December 31,
	2016	2017	2018

Financial expenses:

Exchange rate differences and other	$(15)	$(3)	$(11)

	(15)	(3)	(11)
Financial income:
Income from the sale of marketable securities	-	35	-
Interest income	12	13	64

	12	48	64

	$(3)	$45	$53